Average Annual Total Returns - Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	16.74%	5.48%	6.10%	14.65%	4.50%	5.47%	9.86%	3.82%	4.61%	10.00%	4.53%	4.57%	6.43%	3.64%	3.11%	18.40%	15.22%	13.88%